Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net book value of trade receivables in the opening balance	€ 5,620	€ 5,320	€ 5,295
Business related variations	(53)	379	1
Changes in the scope of consolidation	389	4	50
Reclassifications and other items	36	7	(53)
Translation adjustment	36	(90)	28
Net book value of trade receivables in the closing balance	6,029	€ 5,620	€ 5,320
Orange Concessions
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	288
Telekom Romania Communications [member]
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 100